Consolidated statements of cash flow (unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Net loss	$ (29,267)	$ (9,749)
Depreciation and amortization	828	900
Unrealized foreign exchange gain	(1,102)
Loss on disposal of investment		22
Share-based compensation	6,404	638
Financial costs	1,953	467
Net smelter royalty		(4,306)
Accretion of the rehabilitation obligation	2
Net change in working capital	(6,876)	(14)
Cash flows used in operating activities	(28,058)	(12,042)
INVESTING ACTIVITIES
Additions to property, plant, and equipment assets	(22,358)	(510)
Restricted cash and deposits	(1,074)	(270)
Tax credits and grants received	2,141
Cash flows used in investing activities	(21,291)	(780)
FINANCING ACTIVITIES
Proceeds from the issuance of placements	114,242
Proceeds from debt, net of issue costs	1,025	3,781
Proceeds from convertible debenture, net of issue costs		14,786
Repayment of borrowings and lease liabilities	(2,257)	(2,803)
Proceeds from the exercise of warrants	17,627
Proceeds from the exercise of stock options	1,277	27
Share issue costs	(6,913)	(1)
Cash flows from financing activities	125,001	15,790
Effect of exchange rate changes on cash	1,117
Net change in cash	76,769	2,968
Cash at the beginning of the period	4,520	4,077
Cash at the end of the period	$ 81,289	$ 7,045